Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash	The following table provides a reconciliation of cash, cash equivalents and restricted cash, reported within the condensed consolidated statements of cash flows for the periods presented (in thousands):

	June 30,
	2022	2021

Cash and cash equivalents	$65,642	$167,201
Restricted cash	831	831

Total cash, cash equivalents, and restricted cash presented in the condensed consolidated statements of cash flows	$66,473	$168,032